Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0001854445
Registrant Name	Brightline Interactive, Inc./NV
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES